Income taxes (Details 5) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation for unrecognized tax benefits for Domestic and Foreign tax positions: [Roll Forward]
Gross unrecognized tax benefits as at beginning of year	CAD 35	CAD 30	CAD 36
Increases for: [Abstract]
Tax positions related to the current year	4	3	2
Tax positions related to prior years	8	3	4
Decreases for: [Abstract]
Tax positions related to prior years	0	0	(4)
Settlements	(14)	0	(8)
Lapse of the applicable statute of limitations	(6)	(1)	0
Gross unrecognized tax benefits at end of year	27	35	30
Adjustments to reflect tax treaties and other arrangements	(8)	(6)	(5)
Net unrecognized tax benefits at end of year	CAD 19	CAD 29	CAD 25